CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)	$ 366	$ (86)	$ 4,218
Change in unrealized loss on marketable securities:
Loss on marketable securities recognized in OCI	(35)	(388)	0
Loss on marketable securities recognized in income	13	0	0
Other comprehensive loss, related to unrealized loss on marketable securities	(22)	(388)	0
Change in unrealized gains (losses) on cash flow hedges:
Gain (loss) on derivatives recognized in OCI	374	(367)	1,292
Loss (gain) on derivatives (effective portion) recognized in income	(228)	494	(2,595)
Other comprehensive income (loss), related to unrealized gains (loss) on cash flow hedges	146	127	(1,303)
Other comprehensive income (loss)	124	(261)	(1,303)
Total comprehensive income (loss)	$ 490	$ (347)	$ 2,915